Consolidated statement of changes in equity (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 07, 2022
Hyperinflation adjustment	€ 880	€ 308	€ 514
Non-controlling interest in acquiree	€ 27
Ordinary shares
Number of treasury shares cancelled (in shares)		112,746,434
Nutrafol
Non-controlling interest in acquiree				€ 99
Nutrafol | Other reserves
Non-controlling interest purchase option				€ (269)